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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward            Boston, MA        8/13/10
---------------------------  [City, State]      [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   _______________________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:   $497,656
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
___   28-_________________   _________________________________________

[Repeat as necessary.]

HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

       COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5               COLUMN 6        COLUMN 7         COLUMN 8
---------------------- --------- --------- -------- ------------------ ------------------------ -------- -------------------------
                                                                        INVESTMENT DISCRETION            VOTING AUTHORITY (SHARES)
                                                                       ------------------------          -------------------------
                                                                            (b) SHARED-
                                                                            AS DEFINED    (c)
                         TITLE              VALUE    SHRS OR  SH/ PUT/ (a)   IN INSTR.   SHARED-  OTHER     (a)     (b)     (c)
    NAME OF ISSUER     OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL SOLE      V       OTHER  MANAGERS   SOLE    SHARED   NONE
---------------------- --------- --------- -------- --------- --- ---- ---- ----------- ------- -------- -------- -------- -------
Acorda Therapeutics
 Inc.                  Common    00484M106   11,363   365,265  SH      Sole                         NA     Sole
Addus HomeCare
 Corporation           Common    006739106    1,872   312,500  SH      Sole                         NA     Sole
Adolor Corporation     Common    00724X102      913   837,744  SH      Sole                         NA     Sole
Aetna Inc.             Common    00817Y108    9,843   373,131  SH      Sole                         NA     Sole
Affymax, Inc.          Common    00826A109    1,538   257,127  SH      Sole                         NA     Sole
Akorn, Inc.            Common    009728106    8,358 2,813,984  SH      Sole                         NA     Sole
Alexion
 Pharmaceuticals, Inc. Common    015351109   10,417   203,500  SH      Sole                         NA     Sole
Align Technology,
 Inc.                  Common    016255101   12,088   812,932  SH      Sole                         NA     Sole
Alkermes, Inc.         Common    01642T108    3,529   283,452  SH      Sole                         NA     Sole
Alnylam
 Pharmaceuticals, Inc. Common    02043Q107    2,880   191,758  SH      Sole                         NA     Sole
AMAG Pharmaceuticals,
 Inc.                  Common    00163U106    8,305   241,764  SH      Sole                         NA     Sole
Amgen Inc.             Common    031162100   22,170   421,471  SH      Sole                         NA     Sole
Amylin
 Pharmaceuticals, Inc. Common    032346108    6,606   351,400  SH      Sole                         NA     Sole
Antisoma plc           Sponsored
                        ADR      094556909      513 5,910,745  SH      Sole                         NA     Sole
ARIAD
 Pharmaceuticals, Inc. Common    04033A100      560   198,750  SH      Sole                         NA     Sole
Aveta Inc.             Common    05365U101    2,222   222,222  SH      Sole                         NA     Sole
Baxter International
 Inc.                  Common    071813109    4,836   119,000  SH      Sole                         NA     Sole
BioMarin
 Pharmaceutical Inc.   Common    09061G101    2,863   151,000  SH      Sole                         NA     Sole
Cadence
 Pharmaceutical Inc.   Common    12738T100      177    25,000  SH      Sole                         NA     Sole
CardioNet, Inc.        Common    14159L103    1,622   296,000  SH      Sole                         NA     Sole
Celgene Corporation    Common    151020104   26,195   515,440  SH      Sole                         NA     Sole
Cephalon, Inc.         Common    156708109   11,691   206,003  SH      Sole                         NA     Sole
Charles River
 Laboratories
 International, Inc.   Common    159864107    3,984   116,446  SH      Sole                         NA     Sole
Clinical Data, Inc.    Common    18725U109      237    19,068  SH      Sole                         NA     Sole
Cornerstone
 Therapeutics Inc.     Common    21924P103    1,026   174,224  SH      Sole                         NA     Sole
Cubist
 Pharmaceuticals, Inc. Common    229678107    7,511   364,602  SH      Sole                         NA     Sole
Curis Inc.             Common    231269101      136    98,000  SH      Sole                         NA     Sole
CVS Caremark
 Corporation           Common    126650100   11,030   376,200  SH      Sole                         NA     Sole
Dendreon Corporation   Common    24823Q107    2,651    82,000  SH      Sole                         NA     Sole
DepoMed, Inc.          Common    249908104      728   260,000  SH      Sole                         NA     Sole
DURECT Corporation     Common    266605104    2,512 1,033,690  SH      Sole                         NA     Sole
Endo Pharmaceuticals
 Holdings Inc.         Common    29264F205    3,007   137,831  SH      Sole                         NA     Sole
Eurand N.V.            Shares A  N31010106    3,053   315,071  SH      Sole                         NA     Sole
Forest Laboratories,
 Inc.                  Common    345838106   13,132   478,732  SH      Sole                         NA     Sole
Furiex
 Pharmaceuticals Inc.  Common    36106P101      302    29,686  SH      Sole                         NA     Sole
Gen-Probe Inc.         Common    36866T103    3,897    85,809  SH      Sole                         NA     Sole
Genzyme Corporation    Common    372917104   10,260   202,081  SH      Sole                         NA     Sole
Gilead Sciences, Inc.  Common    375558103   17,416   508,038  SH      Sole                         NA     Sole
Hologic, Inc.          Common    436440101   10,409   747,240  SH      Sole                         NA     Sole
Human Genome
 Sciences, Inc.        Common    444903108    5,302   234,000  SH      Sole                         NA     Sole
IDEXX Laboratories,
 Inc.                  Common    45168D104   14,321   235,150  SH      Sole                         NA     Sole
Illumina, Inc.         Common    452327109   14,993   344,436  SH      Sole                         NA     Sole
Impax Laboratories,
 Inc.                  Common    45256B101    7,856   412,187  SH      Sole                         NA     Sole
Incyte Corporation     Common    45337C102    2,018   182,270  SH      Sole                         NA     Sole
InterMune, Inc.        Common    45884X103    3,039   324,987  SH      Sole                         NA     Sole
Inverness Medical
 Innovations, Inc.     Common    46126P106    8,906   334,073  SH      Sole                         NA     Sole
Isis Pharmaceuticals,
 Inc.                  Common    464330109    3,449   360,400  SH      Sole                         NA     Sole
Johnson & Johnson      Common    478160104    3,494    59,155  SH      Sole                         NA     Sole
Kinetic Concepts,
 Inc.                  Common    49460W208    3,213    88,000  SH      Sole                         NA     Sole
Laboratory Corp. of
 America Holdings      Common    50540R409   10,886   144,476  SH      Sole                         NA     Sole
Life Technologies
 Corporation           Common    53217V109    9,062   191,794  SH      Sole                         NA     Sole
Martek Biosciences
 Corporation           Common    572901106    9,094   383,551  SH      Sole                         NA     Sole
Masimo Corporation     Common    574795100    2,612   109,720  SH      Sole                         NA     Sole
Medco Health
 Solutions, Inc.       Common    58405U102    6,451   117,114  SH      Sole                         NA     Sole
Momenta
 Pharmaceuticals, Inc. Common    60877T100    1,042    85,000  SH      Sole                                Sole
Mylan Inc.             Common    628530107    7,599   445,934  SH      Sole                         NA     Sole
Myriad Genetics, Inc.  Common    62855J104    3,995   267,228  SH      Sole                         NA     Sole
Nektar Therapeutics    Common    640268108    1,174    97,000  SH      Sole                         NA     Sole
Neurocrine
 Biosciences, Inc.     Common    64125C109    2,910   519,595  SH      Sole                         NA     Sole
Onyx Pharmaceuticals,
 Inc.                  Common    683399109    2,487   115,200  SH      Sole                         NA     Sole
Orexigen Therapeutics
 Inc.                  Common    686164104      610   145,300  SH      Sole                         NA     Sole
PerkinElmer, Inc.      Common    714046109   10,486   507,291  SH      Sole                         NA     Sole
Perrigo Company        Common    714290103    9,842   166,621  SH      Sole                         NA     Sole
Pfizer Inc.            Common    717081103    4,008   281,032  SH      Sole                         NA     Sole
Pharmaceutical
 Product Development,
 Inc.                  Common    717124101   12,101   476,240  SH      Sole                         NA     Sole
Pharmasset, Inc.       Common    71715N106    1,581    57,839  SH      Sole                         NA     Sole
Regeneron
 Pharmaceuticals, Inc. Common    75886F107    2,524   113,086  SH      Sole                         NA     Sole
Shire plc              Sponsored
                        ADR      82481R106    8,477   138,100  SH      Sole                         NA     Sole
Somaxon
 Pharmaceuticals, Inc. Common    834453102    1,217   338,000  SH      Sole                         NA     Sole
Stryker Corporation    Common    863667101   13,477   269,223  SH      Sole                         NA     Sole
Telik, Inc.            Common    87959M109      495   635,098  SH      Sole                         NA     Sole
Teva Pharmaceutical
 Industries, Ltd.      ADR       881624209   25,757   495,423  SH      Sole                         NA     Sole
VCA Antech, Inc.       Common    918194101    3,076   124,217  SH      Sole                         NA     Sole
Vertex
 Pharmaceuticals Inc.  Common    92532F100   10,070   306,088  SH      Sole                         NA     Sole
VIVUS, Inc.            Common    928551100    1,683   175,300  SH      Sole                         NA     Sole
Warner Chilcott plc    Shares A  G94368100    8,729   382,017  SH      Sole                         NA     Sole
WellPoint, Inc.        Common    94973V107   11,274   230,409  SH      Sole                         NA     Sole
XenoPort, Inc.         Common    98411C100    6,494   662,001  SH      Sole                         NA     Sole
COLUMN TOTALS                              $497,656